Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES	$ 1,292	$ 110	$ 2,660	$ 1,087	$ 3,033	$ 665
COST OF REVENUES	887	321	1,964	1,648	2,524	1,631
GROSS PROFIT (LOSS)	405	(211)	696	(561)	509	(966)
RESEARCH AND DEVELOPMENT EXPENSES	1,730	1,354	4,705	4,107	5,602	4,197
SALES AND MARKETING EXPENSES	347	208	806	877	1,109	699
GENERAL AND ADMINISTRATIVE EXPENSES	1,344	1,099	3,929	3,225	4,431	3,577
OPERATING LOSS	(3,016)	(2,872)	(8,744)	(8,770)	(10,633)	(9,439)
OTHER INCOME				10	200	30
FINANCING INCOME, NET	149	330	533	656	988	(59)
LOSS BEFORE TAXES ON INCOME					(9,445)	(9,468)
TAXES ON INCOME
NET LOSS	$ (2,867)	$ (2,542)	$ (8,211)	$ (8,104)	$ (9,445)	$ (9,468)
Net loss per ordinary share basic	$ (0.23)	$ (0.24)	$ (0.74)	$ (0.86)	$ (0.98)	$ (1.33)
Net loss per ordinary share diluted	$ (0.23)	$ (0.24)	$ (0.74)	$ (0.86)	$ (0.98)	$ (1.33)
Weighted average ordinary shares basic	12,255	10,439	11,054	9,395	9,668	7,122
Weighted average ordinary shares diluted	12,255	10,439	11,054	9,395	9,668	7,122